Significant Accounting Policies (Details Narrative)	Jul. 31, 2020	Jul. 31, 2019
QZMG Resources Ltd.
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Equity interest rate	100.00%	100.00%
Wavecrest Resources Inc.
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Equity interest rate	100.00%	100.00%